Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Nov. 28, 2022
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2023